Summary of Significant Accounting Policies (Details Narrative)			3 Months Ended		12 Months Ended
	Jul. 07, 2025	May 12, 2025	Mar. 31, 2026 USD ($) Segment Country $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Country $ / shares	Dec. 31, 2025 USD ($) Country $ / shares	Dec. 31, 2025 USD ($) Segment Country $ / shares	Dec. 31, 2025 USD ($) Country $ / shares	Dec. 31, 2025 USD ($) Country Integer $ / shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 31, 2026 RM / shares	Dec. 31, 2025 GBP (£) Country	Dec. 31, 2025 RM / shares	Jan. 24, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 RM / shares	Jan. 01, 2024 USD ($)
Cash and cash equivalents			$ 3,339,000		$ 3,505,000	$ 3,505,000	$ 3,505,000	$ 3,505,000	$ 3,505,000	$ 3,137,000
Cash exceeding balance insured by FDIC					$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Cash balance insured by FSCS | £												£ 85,000
Number of operating segment | Segment			1				1
Number of reportable segments			1				1		1
Number of geographic areas for development operations | Country			1		1	1	1	1	1			1
Revenue			$ 743,000			$ 0				43,000
Accounts receivable															$ 0		$ 0
Accounts receivable, before allowance for doubtful debt					$ 1,588,000	$ 1,588,000	$ 1,588,000	$ 1,588,000	$ 1,588,000
Reclassifications out of other comprehensive income (loss)			$ 0	0						$ 0
Reverse stock split	one-for-fifteen reverse stock split	one-for-sixteen reverse stock split
Common stock, par value | $ / shares			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Tax on other comprehensive income (loss)			$ 0
Accumulated other comprehensive loss			(30,000)		$ (39,000)	$ (39,000)	$ (39,000)	$ (39,000)	$ (39,000)	$ (891,000)				$ 900,000
Operating cash flows from discontinued operations				$ 4,100,000
Accounts receivable, before allowance for doubtful debt			1,474,000		1,704,000	1,704,000	1,704,000	1,704,000	1,704,000
Accounts receivable, before allowance for doubtful debt			1,188,000		1,257,000	1,257,000	1,257,000	1,257,000	1,257,000
Future NRG Sdn. Bhd. [Member]
Cash and cash equivalents			9,649		$ 202,716	$ 202,716	$ 202,716	$ 202,716	$ 202,716	$ 268,780
Common stock, par value | (per share)					$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	RM 1.00		RM 1			RM 1
Accumulated other comprehensive loss			216,636		$ 207,074	$ 207,074	$ 207,074	$ 207,074	$ 207,074	$ 24,679
Accounts receivable, before allowance for doubtful debt			$ 334,894		$ 320,516	320,516	320,516	$ 320,516	320,516	$ 323,587
Payment terms					Payment terms are 30–60 days.
Future NRG Sdn. Bhd. [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk percentage			68.00%					70.00%		71.00%
Maximum [Member]
Cash balances insured by FDIC					$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Estimated useful life					5 years	5 years	5 years	5 years	5 years			5 years
Maximum [Member] | Future NRG Sdn. Bhd. [Member]
Estimated useful life			50 years		50 years	50 years	50 years	50 years	50 years			50 years
Minimum [Member]
Estimated useful life					3 years	3 years	3 years	3 years	3 years			3 years
Minimum [Member] | Future NRG Sdn. Bhd. [Member]
Estimated useful life			5 years		3 years	3 years	3 years	3 years	3 years			3 years